FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2016	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	235,728,241	-	-	235,728,241
Foreign exchange forward contracts	640,876	-	640,876	-

Liabilities:
Guarantee liabilities	226,086,556	-	-	226,086,556
Convertible senior notes	423,739,708	-	-	423,739,708
Rate cap derivative	10,364,075	-	-	10,364,075

	Fair Value Measurements at Reporting Date Using
Description	Balance as of September 30, 2017	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Guarantee receivables	214,498,176	-	-	214,498,176
Foreign exchange forward contracts	349,021	-	349,021	-

Liabilities:
Convertible senior notes	66,369	-	-	66,369
Foreign exchange forward contracts	6,410,302	-	6,410,302	-
Rate cap derivative	29,819,112	-	-	29,819,112

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
A summary of changes in Level 3 fair value of convertible senior notes for the nine months ended September 30, 2016 and 2017 were as follows:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Balance at January 1,	1,506,981,361	423,739,708
Issuance of convertible senior notes	-	-
Foreign exchange loss/(gain)	24,912,521	(844,044)
Change in fair value of convertible senior notes	77,304,196	-
Repurchase of convertible senior notes	(1,063,697,015)	(422,829,295)
Balance at September 30,	545,501,063	66,369

A summary of changes in Level 3 fair value of capped call options for the nine months ended September 30, 2016 and 2017 were as follows:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Balance at January 1,	17,490,323	-
Foreign exchange loss	736,212	-
Change in fair value of capped call options	(18,226,535)	-
Balance at September 30,	-	-

Schedule of fair value of call spread option contracts

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Balance at January 1,	7,277,406	-
Purchase of call spread option	4,761,603	-
Change in fair value of call spread	(218,934)	-
Exercise of call spread options	(9,659,956)	-
Balance at September 30,	2,160,119	-

Schedule of changes in fair value of warrant liability
	For the nine months ended September 30
	2016	2017
	RMB	RMB
Balance at January 1,	68,377,608	-
Exchange loss on warrant liability	2,256,314	-
Change in fair value of warrant liability	(34,937,341)	-
Repurchase of warrant liability	(35,696,581)	-
Balance at September 30,	-	-

Schedule of Change in Fair Value of Derivatives
	For the nine months ended September 30
	2016	2017
	RMB	RMB
Balance at January 1,	-	10,364,075
Change in fair value of rate cap derivative	-	19,455,037
Balance at September 30,	-	29,819,112

	Type of Derivatives
For the nine months ended September 30	Foreign exchange forward contracts		Call options	Rate cap derivative	Call spread options	Warrant liability	Total
	Realized	Unrealized
(In RMB)
2016	(53,009,577)	647,419	(18,226,535)		(218,934)	34,937,341	(35,870,286)
2017	(119,547)	(6,061,281)	-	(19,455,037)	-	-	(25,635,865)